Note 19 - Earnings Per Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
(19)	Earnings Per Share

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	Years Ended December 31,
	2019	2018	2017
Basic EPS Computation:
Numerator – Earnings available to common stockholders	$36,044	32,594	23,526
Denominator – Weighted average number of common shares outstanding	10,743,269	10,564,172	10,407,211
Basic earnings per common share	$3.36	3.09	2.26
Diluted EPS Computation:
Numerator – Earnings available to common stockholders	$36,044	32,594	23,526
Denominator – Weighted average number of common shares outstanding	10,743,269	10,564,172	10,407,211
Dilutive effect of stock options	18,198	8,049	5,325
	10,761,467	10,572,221	10,412,536
Diluted earnings per common share	$3.35	3.08	2.26